Vessels and Equipment - Long-term debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Vessels & equipment - Activity
Vessels and equipment, beginning balance	$ 2,265,712		$ 2,250,053
Additions	120,946	[1]	14,065
Drydock costs	19,747		4,235
Disposals	(17,790)		(2,641)
Vessels and equipment, ending balance	2,388,615		2,265,712	$ 2,250,053
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance	(638,185)		(541,267)
Accumulated depreciation, disposals	17,790		2,641
Accumulated depreciation for the year	(107,419)		(99,559)	(89,743)
Accumulated depreciation, ending balance	(727,814)		(638,185)	(541,267)
Accumulated write down - Activity
Accumulated write down, beginning balance	(29,421)
Depreciation and write down for the period			(29,421)
Accumulated write down, ending balance	(29,421)		(29,421)
Net Vessels - Activity
Net Vessels, beginning balance	1,598,106		1,708,786
Additions	120,946	[1]	14,065
Drydock costs	19,747		4,235
Depreciation and write down for the period	(107,419)		(128,980)
Net Vessels, ending balance	$ 1,631,380		$ 1,598,106	$ 1,708,786

[1]	During the scheduled second renewal survey drydocking of the Bodil Knutsen a ballast water treatment system was installed on the vessel at a cost $6.7 million. An advanced Volatile Organic Compounds (VOC) recovery system was also installed on the Bodil Knutsen during the fourth quarter of 2021 at a cost of $7.3 million. Although the Partnership initially funded the installation costs of the VOC recovery system, such costs are expected to be recoverable by the Partnership up to an agreed budget, with interest, from the VOC Industry Co-operation Norwegian Sector (“VOCIC Norway”) over a seven-year period. A separate agreement is also in place that allows the Partnership to recover costs from VOCIC Norway related to the ongoing operation of the VOC plant onboard the vessel.